                             MARTIN CURRIE BUSINESS TRUST
                               OPPORTUNISTIC EAFE FUND








                                 SEMI-ANNUAL REPORT

                                  OCTOBER 31, 1998

                                     (UNAUDITED)

                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)


  OBJECTIVE           Long term capital appreciation through active management
                      of a diversified portfolio of international equities outside the USA and Canada.

  LAUNCH DATE         July 1, 1994

  FUND SIZE           $148.7m

  PERFORMANCE         Total return from May 1, 1998 through October 31, 1998
  SINCE LAUNCH

                      -    MCBT - Opportunistic EAFE (excluding all transaction fees)  -6.3%
                      -    MCBT - Opportunistic EAFE (including all transaction fees)  -7.7%
                      -    The Morgan Stanley Capital International EAFE Index         -4.9%

                      Annualized total return from July 1, 1994 through October 31, 1998

                      -    MCBT - Opportunistic EAFE (excluding all transaction fees)  7.6%
                      -    MCBT - Opportunistic EAFE (including all transaction fees)  7.2%
                      -    The Morgan Stanley Capital International EAFE Index         6.7%

  PORTFOLIO           The consequences of the crisis in ASIA have affected
  COMMENTS            confidence in equity valuations in general and
                      forecasts for world economic growth. But the early part of the period under review saw the major markets of EUROPE and the UK, driven by falling bond yields and corporate activity, move ahead to all-time highs in July. Following the crisis in RUSSIA and concern over the stability of banking loans, markets fell sharply.
                      Some relief for the depressed Pacific markets came in October as the dollar weakened and allowed a reduction in interest rates. The MSCI EAFE Index fell 4.9% over the six months, while the fund fell 6.3%.

                      JAPAN continued to suffer from further downgrades for economic and profit growth in 1999. The move towards providing a 'safety net' for the banking sector, and the strengthening of the yen, helped liquidity return to the region towards the end of the period. After maintaining such a high weighting to the export sector, we are beginning to increase our domestic exposure. The yen hedge is likely to be unwound over the fourth quarter as the dollar is set for a weaker phase.

                      We added again to continental EUROPE. The weakness there over August and September reflected the Russian crisis. Nothing has changed in our dual emphasis on shareholder value and restructuring. The general move to lower interest rates by the peripheral European markets added support for both bonds and equity markets. In the UK, a change in the interest rate cycle and weaker currency encouraged recovery.

                      We reduced further our exposure to smaller markets over the period, selling our remaining position in LATIN AMERICA. Tough economic conditions next year outweigh short term enthusiasm for Brazilian reform. Our holdings in GREECE, POLAND, HUNGARY and TURKEY have proved profitable.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)

                      OUTLOOK
                      -------

                      The market falls in August and September reflected the adjustment to slowing activity in world economies and significantly weaker corporate profits in the year ahead. The ensuing cuts in global interest rates have encouraged liquidity back into major markets and added vital support to the Pacific region. We continue to favour European equities and are cautiously adding to the Pacific. Smaller markets, particularly Latin America, will find it difficult to attract capital flows. Uncertainty over the extent of slower growth in 1999 will leave markets volatile.



   INVESTMENT MANAGER James Fairweather is chief investment officer.  All
   PROFILE funds are managed on a team basis with a named director heading each team.

                      James spent three years with Montague Loebl Stanley & Co as an institutional sales and economics assistant. Moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far East, North American and continental European investment teams. Appointed director in 1987, he became head of our continental European team in 1992. Chairman of the international strategy group, James was appointed deputy chief investment officer in 1994 with overall responsibility for our investments in emerging markets. He was promoted to chief investment officer in 1997.

                      The international strategy group sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)

ASSET ALLOCATION
     (% of net assets)


  RAW DATA FOR PIE CHARTS


[GRAPHIC]

                       IG02
  Europe                     76%
  Japan                      15%
  Pacific Basin               4%
  Other Areas                 2%
  ST Investment               1%
  Other Net                   2%
  TOTAL:                    100%




LARGEST HOLDINGS
BY REGION/COUNTRY                                   % OF NET ASSETS
     EUROPE

     Vivendi                       (France)                 3.4
     Novartis                      (Switzerland)            3.3
     Mannesmann                    (Germany)                3.0

     JAPAN

     Rohm                                                   1.1
     Sony                                                   1.0

     PACIFIC BASIN

     Taiwan American Fund          (Taiwan)                 0.6

     OTHER AREAS

     Indian Opportunities Fund     (Investment Company)     0.5
     Near East Opportunities Fund  (Investment Company)     0.5

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                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                                    SHARES         VALUE
                                                                    ------         -----
COMMON AND PREFERRED STOCKS, RIGHTS, WARRANTS
     AND EXCHANGEABLE NOTES - 96.6%
EUROPE - 76.3%
  DENMARK - 0.5%
   UNIDANMARK                                                        10,102    $   769,921
                                                                               -----------
     TOTAL DENMARK - (COST $764,424)                                               769,921
                                                                               -----------
  FINLAND - 1.8%
   NOKIA AB OY                                                        29,410     2,676,555
                                                                               -----------
     TOTAL FINLAND - (COST $1,627,367)                                           2,676,555
                                                                               -----------
  FRANCE - 13.6%
   AIR LIQUIDE                                                        11,592     1,940,381
   ALSTOM *                                                           31,100       774,715
   AXA                                                                30,764     3,477,347
   DANONE                                                             11,100     2,934,880
   ELF AQUITAINE                                                      23,391     2,707,106
   PROMODES                                                            3,672     2,312,556
   SOCIETE GENERALE                                                    7,830     1,035,845
   VIVENDI                                                            21,920     5,006,656
                                                                               -----------
     TOTAL FRANCE - (COST $16,858,327)                                          20,189,486
                                                                               -----------
  GERMANY - 12.7%
   ALLIANZ AG                                                          9,614     3,296,560
   BAYERISCHE MOTOREN WERKE                                              880       619,958
   BAYERISCHE MOTOREN WERKE, PREFERRED                                   376       256,493
   BAYERISCHE VEREINSBANK                                             28,600     2,270,389
   DEUTSCHE BANK                                                      17,150     1,066,375
   MANNESMANN                                                         46,000     4,526,411
   PREUSSAG AG                                                         6,450     2,379,082
   SAP AG                                                              5,200     2,533,293
   SIEMENS AG                                                         32,000     1,924,057
                                                                               -----------
     TOTAL GERMANY - (COST $16,089,859)                                         18,872,618
                                                                               -----------
  GREECE - 0.5%
   ALPHA CREDIT BANK, GDR                                              8,155       651,051
                                                                               -----------
     TOTAL GREECE - (COST $567,152)                                                651,051
                                                                               -----------
  ITALY - 7.4%
   CREDITO ITALIANO SPA                                              300,000     1,610,198
   ENI                                                               297,075     1,766,632
   IMI BANK                                                          155,085     2,383,668
   ISTITUTO NAZIONALE DELLE ASSICURAZIONI                            826,650     2,276,432
   TELECOM ITALIA MOBILE                                             379,100     2,200,077
   TELECOM ITALIA SPA                                                110,000       795,035
                                                                               -----------
     TOTAL ITALY - (COST $9,743,416)                                            11,032,042
                                                                               -----------

See notes to financial statements.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                                    SHARES         VALUE
                                                                    ------         -----
 EUROPE - Continued
  NETHERLANDS - 6.6%
   AEGON NV                                                          26,000     $2,255,666
   KONINKLIJKE AHOLD NV                                              77,000      2,559,180
   VERENIGD BEZIT VNU NV                                             45,000      1,555,835
   WOLTERS KLUWER NV                                                 18,000      3,487,383
                                                                               -----------
     TOTAL NETHERLANDS - (COST $9,408,630)                                       9,858,064
                                                                               -----------
  POLAND - 0.5%
   ELEKTRIM SA, 2.000%, EXCHANGEABLE NOTE, 05/30/2004            $1,185,000        722,517
                                                                               -----------
     TOTAL POLAND - (COST $743,522)                                                722,517
                                                                               -----------
  SPAIN - 3.3%
   BCO TECHNOLOGIES                                                 201,180      2,220,892
   ENDESA S.A.                                                       75,000      1,890,175
   TELEFONICA DE ESPANA                                              18,000        812,722
                                                                               -----------
     TOTAL SPAIN - (COST $4,882,008)                                             4,923,789
                                                                               -----------
  SWEDEN - 2.2%
   ASTRA AB                                                         125,525      2,034,193
   ERICSSON L.M., CL B                                               53,000      1,194,978
                                                                               -----------
     TOTAL SWEDEN - (COST $3,546,208)                                            3,229,171
                                                                               -----------
  SWITZERLAND - 5.7%
   CREDIT SUISSE GROUP                                               12,800      1,966,797
   NESTLE                                                               760      1,614,993
   NOVARTIS                                                           2,730      4,914,927
                                                                               -----------
     TOTAL SWITZERLAND - (COST $7,319,004)                                       8,496,717
                                                                               -----------
  UNITED KINGDOM - 21.5%
   ALLIED ZURICH AG *                                                87,000      1,033,844
   BRITISH AMERICA TOBACCO                                           77,000        691,736
   BRITISH SKY BROADCASTING GROUP PLC                                45,000        366,791
   CABLE & WIRELESS                                                 173,050      1,940,545
   GENERAL ELECTRIC                                                 216,050      1,726,653
   GKN                                                              122,600      1,489,719
   GLAXO WELLCOME                                                    70,080      2,176,955
   LADBROKE                                                         395,140      1,446,693
   LAND SECURITIES                                                  116,580      1,643,885
   LASMO                                                            342,014        973,128
   LLOYDS TSB                                                       153,400      1,893,497
   MARKS & SPENCER                                                  189,190      1,401,163
   MCKECHNIE                                                         80,840        450,555
   NATIONAL WESTMINSTER BANCORP                                      71,370      1,205,270
   NFC                                                              289,992        546,029
   RECKITT & COLMAN                                                  86,018      1,487,192
   ROYAL BANK OF SCOTLAND GROUP                                      56,710        751,731
   SAFEWAY                                                          170,155        854,365

See notes to financial statements.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                                    SHARES/PAR     VALUE
                                                                    ----------     -----
 EUROPE - CONTINUED
  UNITED KINGDOM - CONTINUED
   SCOTTISH POWER                                                   215,910     $2,124,846
   SHELL TRANSPORT & TRADING                                        306,180      1,849,956
   SMITHS INDUSTRIES                                                101,218      1,355,268
   UNILEVER                                                         186,546      1,873,331
   VODAFONE GROUP                                                    95,000      1,272,011
   WASSALL                                                          149,943        475,568
   ZENECA GROUP                                                      25,550        980,983
                                                                               -----------
     TOTAL UNITED KINGDOM - (COST $27,196,342)                                  32,011,714
                                                                               -----------
TOTAL EUROPE - (COST  $98,746,259)                                             113,433,645
                                                                               -----------
JAPAN - 15.1%
   CANON                                                             58,000      1,097,015
   FAMILYMART CO                                                      9,000        456,253
   FUJI PHOTO FILM                                                   27,000        988,935
   HITACHI                                                          138,000        701,956
   HONDA MOTOR                                                       49,000      1,471,093
   ITO - YOKADO                                                      24,000      1,399,897
   KAO CORPORATION                                                   56,000      1,133,642
   MABUCHI MOTOR                                                     10,000        651,913
   MARUI                                                             39,000        679,104
   MBL INT'L. FINANCE (BERMUDA), 3.000%,
     EXCHANGEABLE NOTE, 11/30/2002 (d)                           $1,267,000      1,147,902
   MITSUI FUDOSAN                                                    52,000        345,239
   NTT MOBILE COMMUNICATIONS                                             42      1,516,727
   PROMISE                                                           11,000        497,255
   RISO KAGAKU                                                        6,400        359,581
   ROHM                                                              19,000      1,678,676
   SANWA INTERNATIONAL FINANCE, PREFERRED                        99,000,000        656,009
   SECOM COMPANY LIMITED                                             16,000      1,187,168
   SHIN - ETSU CHEMICAL                                              55,950      1,113,433
   SONY                                                              24,200      1,536,112
   TAISHO PHARMACEUTICAL                                             36,000        963,459
   TOPPAN PRINTING                                                  125,000      1,281,309
   YAMANOUCHI PHARMACEUTICAL                                         58,000      1,661,691
                                                                               -----------
     TOTAL JAPAN - (COST  $21,993,463)                                          22,524,369
                                                                               -----------
LATIN AMERICA - 0.0%
  BRAZIL - 0.0%
   CENTRAIS GERADORAS DO SUL DO BRASIL SA, ADR *                        292          1,387
                                                                               -----------
     TOTAL BRAZIL - (COST $2,346)                                                    1,387
                                                                               -----------
TOTAL LATIN AMERICA - (COST  $2,346)                                                 1,387
                                                                               -----------

See notes to financial statements.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                                    SHARES         VALUE
                                                                    ------         -----
 OTHER AREAS - 1.5%
  INDIA - 0.5%
   MAHANAGAR TELEPHONE NIGAM, GDR                                    36,100       $388,075
   VIDESH SANCHAR NIGAM LIMITED, GDR (c)                             33,660        353,430
                                                                               -----------
     TOTAL INDIA - (COST $971,383)                                                 741,505
                                                                               -----------
  INVESTMENT COMPANIES - 1.0%
   INDIAN OPPORTUNITIES FUND (b)*                                    101,911       784,713
   NEAR EAST OPPORTUNITIES FUND (b)*                                  56,000       772,240
                                                                               -----------
     TOTAL INVESTMENT COMPANIES - (COST $2,363,170)                              1,556,953
                                                                               -----------
TOTAL OTHER AREAS - (COST  $3,334,553)                                           2,298,458
                                                                               -----------
PACIFIC BASIN - 3.7%
  AUSTRALIA - 1.3%
   LEND LEASE CORPORATION                                            36,206        799,302
   MAYNE NICKLESS LIMITED                                           118,120        545,221
   MAYNE NICKLESS LIMITED, RIGHTS 11/09/1998                        188,992              0
   WESTPAC BANKING CORPORATION LIMITED                               95,000        578,135
                                                                               -----------
     TOTAL AUSTRALIA - (COST $1,946,851)                                         1,922,658
                                                                               -----------
   HONG KONG - 0.9%
   CHINA TELECOM (HONG KONG) LIMITED                                329,000        618,070
   HUTCHISON WHAMPOA                                                105,700        757,437
                                                                               -----------
     TOTAL HONG KONG - (COST $1,056,853)                                         1,375,507
                                                                               -----------
   NEW ZEALAND - 0.3%
   TELECOM CORPORATION OF NEW ZEALAND                               106,470        436,954
                                                                               -----------
     TOTAL NEW ZEALAND - (COST $527,798)                                           436,954
                                                                               -----------
   PHILIPPINES - 0.0%
   BELLE CORPORATION, WARRANTS 10/02/2000*                          800,000          1,586
                                                                               -----------
     TOTAL PHILIPPINES - (COST $0)                                                   1,586
                                                                               -----------
   SINGAPORE - 0.6%
   OVERSEAS CHINESE BANK                                            100,000        436,252
   SINGAPORE AIRLINES LIMITED                                        75,000        460,829
                                                                               -----------
     TOTAL SINGAPORE - (COST $729,885)                                             897,081
                                                                               -----------
   TAIWAN - 0.6%
   TAIWAN AMERICAN FUND (a)*                                         53,200        821,940
                                                                               -----------
     TOTAL TAIWAN - (COST $850,810)                                                821,940
                                                                               -----------
TOTAL PACIFIC BASIN - (COST  $5,112,197)                                         5,455,726
                                                                               -----------
TOTAL COMMON AND PREFERRED STOCKS, RIGHTS,
   WARRANTS AND EXCHANGEABLE NOTES - (COST  $129,188,818)                      143,713,585
                                                                               -----------

See notes to financial statements.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                                  PRINCIPAL
                                                                    AMOUNT         VALUE
                                                                    ------         -----

 SHORT TERM INVESTMENT - 1.2%
   STATE STREET BANK AND TRUST REPURCHASE AGREEMENT,
     4.250%, 11/02/1998 (e)                                      $1,761,000   $  1,761,000
                                                                              ------------
TOTAL SHORT TERM INVESTMENT - (COST  $1,761,000)                                 1,761,000
                                                                              ------------
TOTAL INVESTMENTS - (COST  $130,949,818) - 97.8%                               145,474,585
CASH, RECEIVABLES AND OTHER ASSETS, LESS
   LIABILITIES - 2.2%                                                            3,243,623
                                                                              ------------
NET ASSETS - 100.0%                                                           $148,718,208
                                                                              ------------
                                                                              ------------

*    Non-income producing security.
(a) The Taiwan American Fund is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Fund Inc. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Indian Opportunities and Near East Opportunities Funds. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $353,430 or 0.2% of net assets.
(d)  Reflected at par value and denominated in U.S. dollars.
(e) The repurchase agreement, dated 10/30/98, $1,761,000 par due 11/2/98, is collateralized by United States Treasury Notes, 9.125%, due 5/15/99 with a market value of $1,796,631.

 + Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
     Aerospace 0.9%, Air Travel 0.3%, Automobiles 1.6%, Banks 11.9%, Broadcasting 0.2%, Chemicals 2.0%, Commercial Services 0.4%, Computer Software 1.7%, Conglomerates 0.5%, Diversified 5.0%, Drugs & Health Care 8.6%, Electric Utilities 2.7%, Electrical Equipment 2.6%, Electronics 4.7%, Financial Services 1.3%, Food & Beverages 6.3%, Hotels & Restaurants 1.0%, Household Products 1.8%, Industrial Machinery 4.9%, Insurance 8.3%, Investment Companies 1.6%, Miscellaneous 1.3%, Oil & Gas 4.9%, Photography 1.4%, Publishing 4.2%, Real Estate 1.3%, Retail 0.3%, Retail Trade 2.9%, Steel 1.6%, Telecommunications 5.1%, Telecommunications Equipment 1.8%, Telecommunications Services 2.1%, Telephone 0.5%, Tobacco 0.5%, Transportation 0.4%.

ADR  American Depositary Receipts.
GDR  Global Depositary Receipts.



See notes to financial statements.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                   OCTOBER 31, 1998 (Unaudited)

ASSETS
   Investments in securities, at value (cost $129,188,818) (Note B)           $143,713,585

   Investments in repurchase agreements, at value (Note B)                       1,761,000
                                                                              ------------

      Total Investments                                                        145,474,585

   Foreign currency, at value (cost $4,204,142) (Note B)                         4,198,519

   Receivable for investments sold                                                 817,396

   Receivable for currency sold                                                  2,661,477

   Receivable for forward currency contracts - net                                 135,559

   Dividend and interest receivable                                                227,642

   Foreign tax reclaims receivable                                                 233,797

   Prepaid insurance expense                                                         9,824

   Deferred organization expenses (Note B)                                           1,703
                                                                              ------------

      TOTAL ASSETS                                                             153,760,502
                                                                              ------------

LIABILITIES

   Payable for investments purchased                                             1,888,615

   Payable for currency purchased                                                2,655,107

   Payable to custodian bank                                                       150,964

   Management fee payable (Note C)                                                 256,366

   Administration fee payable (Note C)                                              20,275

   Trustees fees payable (Note C)                                                    2,483

   Accrued expenses and other liabilities                                           68,484
                                                                              ------------

      TOTAL LIABILITIES                                                          5,042,294
                                                                              ------------

TOTAL NET ASSETS                                                              $148,718,208
                                                                              ------------
                                                                              ------------

COMPOSITION OF NET ASSETS:

   Paid-in-capital                                                            $124,762,201

   Undistributed net investment income (loss)                                      807,090

   Accumulated net realized gain (loss) on investment
    and foreign currency transactions                                            8,416,696

   Net unrealized appreciation on investment and foreign
    currency transactions                                                       14,732,221
                                                                              ------------

TOTAL NET ASSETS                                                              $148,718,208
                                                                              ------------
                                                                              ------------

NET ASSET VALUE PER SHARE                                                           $12.47
                                                                              ------------
                                                                              ------------
($148,718,208 / 11,921,742 shares of beneficial interest outstanding)

See notes to financial statements.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------
                                                        STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED OCTOBER 31, 1998 (Unaudited)

INVESTMENT INCOME
   Interest income                                                            $    192,197

   Dividend income                                                               1,819,088

   Foreign taxes withheld                                                         (233,482)
                                                                              ------------

      TOTAL INVESTMENT INCOME                                                    1,777,803
                                                                              ------------

EXPENSES

   Management fee (Note C)                                                         561,262

   Custodian fee                                                                   133,414

   Administration fee (Note C)                                                      61,223

   Audit fee                                                                        12,602

   Legal fees                                                                        5,042

   Transfer agent fee                                                                3,913

   Trustees fees (Note C)                                                            2,521

   Amortization of deferred organization expenses                                    1,284

   Miscellaneous expenses                                                           15,453
                                                                              ------------

      TOTAL EXPENSES                                                               796,714
                                                                              ------------

NET INVESTMENT INCOME                                                              981,089
                                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain on investments                                              3,371,142

   Net realized gain on foreign currency transactions                              248,731

   Net unrealized appreciation (depreciation) on:

      Investments                                                              (16,013,814)

      Foreign currency transactions                                                409,896
                                                                              ------------

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                      (11,984,045)
                                                                              ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                    $(11,002,956)
                                                                              ------------
                                                                              ------------

See notes to financial statements.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                            Six Months
                                                                               Ended                   Year
                                                                          October 31, 1998             Ended
                                                                             (Unaudited)           April 30, 1998
                                                                             -----------           --------------
NET ASSETS at beginning of period                                             $159,362,284           $120,649,807
                                                                              ------------           ------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

   Net investment income                                                           981,089              1,449,358

   Net realized gain on investment transactions                                  3,371,142             11,993,175

   Net realized gain (loss) on foreign currency transactions                       248,731               (465,273)

   Net unrealized appreciation (depreciation) on:

      Investments                                                              (16,013,814)            15,312,088

      Foreign currency transactions                                                409,896               (190,193)
                                                                              ------------           ------------

   Net increase (decrease) in net assets from operations                       (11,002,956)            28,099,155
                                                                              ------------           ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                                 0             (1,634,448)

   Net realized gains                                                                    0             (4,504,920)
                                                                              ------------           ------------

   Total distributions                                                                   0             (6,139,368)
                                                                              ------------           ------------

CAPITAL SHARE TRANSACTIONS:

   Net proceeds from sales of shares                                            23,595,563             14,186,364

   Reinvestment of dividends and distributions to shareholders                           0              5,801,630

   Cost of shares repurchased                                                  (23,477,612)            (3,331,509)

   Paid in capital from subscription and redemption fees                           240,929                 96,205
                                                                              ------------           ------------

   Total increase in net assets from capital share transactions                    358,880             16,752,690
                                                                              ------------           ------------

NET INCREASE (DECREASE) IN NET ASSETS                                          (10,644,076)            38,712,477
                                                                              ------------           ------------

NET ASSETS at end of period (includes undistributed net investment            $148,718,208           $159,362,284
   income (loss) of $807,090 and ($173,999), respectively)                    ------------           ------------
                                                                              ------------           ------------

OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

   Shares sold                                                                   1,747,497              1,082,176

   Shares issued in reinvestment of distributions to shareholders                        0                492,917

   Less shares repurchased                                                      (1,798,464)              (258,152)
                                                                              ------------           ------------

   Net share transactions                                                          (50,967)             1,316,941
                                                                              ------------           ------------
                                                                              ------------           ------------

See notes to financial statements.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD


                                        Six Months
                                           Ended           Year          Year           Year       July 1, 1994 *
                                      October 31, 1998     Ended         Ended          Ended         through
                                        (Unaudited)   April 30, 1998 April 30, 1997 April 30, 1996 April 30, 1995
                                        -----------   -------------- -------------- -------------- --------------
PER SHARE OPERATING PERFORMANCE
-------------------------------

Net asset value, beginning of period       $13.310        $11.320        $11.250         $9.860        $10.000
                                      ------------   ------------   ------------   ------------    ------------

Net investment income                        0.082          0.095          0.134          0.314          0.055

Net realized and unrealized gain(loss) on
     investment and foreign currency
     transactions                           (0.942)         2.462          0.286          1.239         (0.323)
                                      ------------   ------------   ------------   ------------    ------------

Total from investment operations            (0.860)         2.557          0.420          1.553         (0.268)
                                      ------------   ------------   ------------   ------------    ------------

Less distributions:

     Net investment income                   0.000         (0.153)        (0.229)        (0.167)         0.000

     In excess of net investment income      0.000          0.000         (0.127)        (0.023)         0.000

     Net realized gains                      0.000         (0.422)         0.000          0.000          0.000
                                      ------------   ------------   ------------   ------------    ------------

     Total distributions                     0.000         (0.575)        (0.356)        (0.190)         0.000
                                      ------------   ------------   ------------   ------------    ------------

Paid in capital from subscription and
     redemption fees (Note B)                0.020          0.008          0.006          0.027          0.128
                                      ------------   ------------   ------------   ------------    ------------

Net asset value, end of period             $12.470        $13.310        $11.320        $11.250         $9.860
                                      ------------   ------------   ------------   ------------    ------------
                                      ------------   ------------   ------------   ------------    ------------

TOTAL INVESTMENT RETURN (1) (2)              (6.31)%       23.33%          3.85%         16.17%          (1.40)%
-----------------------               ------------   ------------   ------------   ------------    ------------
                                      ------------   ------------   ------------   ------------    ------------

RATIOS AND SUPPLEMENTAL DATA
----------------------------

Net assets, end of period             $148,718,208   $159,362,284   $120,649,807   $108,295,237    $72,660,677

Operating expenses, net, to average
     net assets (Note C)                   0.99%(3)         0.96%          0.98%          1.00%        1.00%(3)

Operating expenses, gross, to average
     net assets (Note C)                   0.99%(3)         0.96%          0.98%          1.05%        1.37%(3)

Net investment income to average
 net assets                                1.21%(3)         1.08%          0.90%          1.46%        1.32%(3)

Portfolio turnover rate                        44%            63%            49%            37%            39%

Per share amount of fees waived (Note C)    $0.000         $0.000         $0.000         $0.012         $0.015
-------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(2)  Periods less than one year are not annualized.
(3)  Annualized.

See notes to financial statements.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS



NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Opportunistic EAFE Fund (the "Fund") commenced investment operations on July 1, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)



FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Fund had the following open forward foreign currency contract at October 31, 1998:

                                                                                               Unrealized
                         Delivery Date       Local Currency      Face Amount         Value     Appreciation
                         -------------       --------------      -----------         -----     ------------
     Japanese Yen (sell) January 13, 1999    570,116,250          $5,081,250       $4,945,691    $135,559

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1998, $71,990 was collected in purchase premiums and $168,939 was collected in redemption fees.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)



INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.70% of the Fund's average net assets.

The Investment Manager has voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.00% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1998, it was not necessary for the Investment Manager to waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1998 were $74,091,788 and $65,814,576, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1998 were as follows:

        IDENTIFIED              GROSS UNREALIZED             NET UNREALIZED
           COST         APPRECIATION     (DEPRECIATION)       APPRECIATION
       ------------     ------------     --------------      --------------
       $130,949,818      $21,741,715     $(7,216,948)         $14,524,767

NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1998 there were two shareholders who owned greater than 10% of the Fund's outstanding shares, representing 23% of the Fund.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)



NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.


-------------------------------------------------------------------------------

                             MARTIN CURRIE BUSINESS TRUST


                                 -------------------



                               TRUSTEES AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                             Simon D. Eccles, TRUSTEE
                          Patrick R. Wilmerding, TRUSTEE
                  Colin Winchester, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                               * INTERESTED TRUSTEE

                                 -------------------



                                  INVESTMENT MANAGER

                                 Martin Currie, Inc.
                                    Saltire Court
                                  20 Castle Terrace
                                  Edinburgh EH1 2ES
                                       Scotland
                                 011-44-131-229-5252

                                  Regulated by IMRO

                     Registered Investment Adviser with the SEC

                                 -------------------


   ------------------------------------------------------------------------
  |  The information contained in this report is intended for general      |
  |  informational purposes only.  This report is not authorized for       |
  |  distribution to prospective investors unless preceded or accompanied  |
  |  by a current Private Placement Memorandum which contains important    |
  |  information concerning the Fund and its current offering of shares.   |
   ------------------------------------------------------------------------